Non-Controlling Interests (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Schedule of Amounts Attributable to Non-Controlling Interests

	2017 £m	2016 £m
Santander UK plc issued:
– £300m fixed/floating rate non–cumulative callable preference shares	14	14
– £300m Step-up Callable Perpetual Reserve Capital Instruments	235	235
PSA Finance UK Limited	152	150
	401	399